Operating Revenue-Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Revenue
Revenues	$ 973,583	$ 993,344	$ 689,505
Australia-Asia
Operating Revenue
Revenues	519,759	482,769	323,172
Europe
Operating Revenue
Revenues	$ 453,824	507,293	338,124
America
Operating Revenue
Revenues		$ 3,282	$ 28,209